Note 13 - Loss Per Common Share - Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net loss	$ (13,404)	$ (351)	$ (8,507)
Weighted average common shares outstanding, basic and diluted (in shares)	1,063,381	22	11
Loss per share, basic and diluted (in dollars per share)	$ (12.57)	$ (15,955)	$ (773,364)